Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS
The Company receives various services from the Parent and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information technology, actuarial, property management and other administrative functions. The net amounts paid for related services and obligations to the Parent and its affiliates for the years ended December 31, 2019, 2018 and 2017, were $1.8 million, $4.9 million and $8.9 million, respectively. The Parent also pays all income tax payments on behalf of the Company. The income tax payments made by the Parent were $9.4 million, $4.4 million and $3.1 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Administrative expenses allocated to the Company may be greater or less than the expenses that would be incurred if the Company were operating as a separate company.